Acquisitions and Divestitures	12 Months Ended
Mar. 31, 2022
Business Combinations [Abstract]
Acquisitions and Divestitures
3. Acquisitions and Divestitures
(1) Acquisitions
During fiscal 2020, the Company and its subsidiaries acquired entities for a total cost of the acquisition consideration of ¥190,119 million, which was paid mainly in cash. Goodwill initially recognized in these transactions amounted to ¥46,522 million and the goodwill is not deductible for income tax purposes. The amount of acquired intangible assets other than goodwill recognized in these transactions was ¥20,437 million.
During fiscal 2021, the Company and its subsidiaries acquired entities for a total cost of the acquisition consideration of ¥104,197 million, which was paid mainly in cash. Goodwill initially recognized in these transactions amounted to ¥59,186 million and the goodwill is not deductible for income tax purposes. The amount of acquired intangible assets other than goodwill recognized in these transactions was ¥30,595 million.
During fiscal 2022, the Company and its subsidiaries acquired entities for a total cost of the acquisition consideration of ¥99,239 million, which was paid mainly in cash. Goodwill initially recognized in these transactions amounted to ¥49,393 million and the goodwill is not deductible for income tax purposes. The amount of acquired intangible assets other than goodwill recognized in these transactions was ¥39,977 million. The Company reflected certain preliminary estimates with respect to the fair value of certain components of the underlying net assets of these entities in determining amounts of the goodwill. The amount of the goodwill and intangible assets could possibly be adjusted because for certain of these acquisitions, the purchase price allocations have not been completed yet with respect to the final valuation of acquired intangible assets among others. The acquisitions were mainly included in Environment and Energy segment.
As a result of the reassessment of the provisional purchase price allocation during fiscal 2020, the Company recognized bargain purchase gains of ¥955 million associated with two of its acquisitions executed during fiscal 2019. The bargain purchase gains were included in Corporate Financial Services and Maintenance Leasing segment. As a result of the reassessment of the provisional purchase price allocation of wind power generation subsidiaries in India and another acquisition executed during fiscal 2020, the Company recognized bargain purchase gains of ¥4,966 million during fiscal 2021. The bargain purchase gains consisted of ¥601 million in PE Investment and Concession segment and ¥4,365 million in Environment and Energy segment. The Company did not recognize any bargain purchase gain during fiscal 2022.
The segment in which goodwill is allocated is disclosed in Note 1
4
 “Goodwill and Other Intangible Assets.”
(2) Divestitures
Gains on sales of subsidiaries and affiliates and liquidation losses, net for fiscal 2020, 2021 and 2022 amounted to ¥74,001 million, ¥23,300 million and ¥187,787 million, respectively. Gains on sales of subsidiaries and affiliates and liquidation losses, net for fiscal 2020 mainly consisted of ¥16,223 million in Real Estate segment, ¥18,127 million in PE Investment and Concession segment, ¥26,424 million in ORIX USA segment and ¥13,085 million in ORIX Europe segment. Gains on sales of subsidiaries and affiliates and liquidation losses, net for fiscal 2021 mainly consisted of ¥11,516 million in Environment and Energy segment, ¥4,261 million in ORIX USA segment and ¥6,604 million in Asia and Australia segment. Gains on sales of subsidiaries and affiliates and liquidation losses, net for fiscal 2022 mainly consisted of ¥163,775 million in Corporate Financial Services and Maintenance Leasing segment, ¥1,447 million in Environment and Energy segment, ¥15,815 million in ORIX USA segment and ¥6,715 million in Asia and
Australia segment.

During
fiscal 2022, the Company sold the business of Yayoi, which was a consolidated subsidiary of the Company. The sale resulted in a gain of
¥163,016
million which was included in gains on sales of subsidiaries and affiliates and liquidation losses, net. A gain on the sale was included in Corporate Financial Services and Maintenance Leasing segment.
Since April 1, 2020, the reportable segments have been reorganized. As a result of this change, the segment data of the previous fiscal year has been retrospectively restated.